NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ 44,229	$ 46,153
Net income (loss) attributable to non-controlling interest	(48)	(753)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)
Non-controlling interest, at ending	(643)	45,775
Stock based compensation expense		191
Exchange of notes payable, accrued interest and warrants for iOx shares		184
I O X [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	44,701	46,173
Net income (loss) attributable to non-controlling interest	123	(436)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)
Non-controlling interest, at ending		46,112
Stock based compensation expense		191
Exchange of notes payable, accrued interest and warrants for iOx shares		184
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(472)	(20)
Net income (loss) attributable to non-controlling interest	(171)	(317)
Purchase of non-controlling interest pursuant to Share Exchange Agreement
Non-controlling interest, at ending	$ (643)	(337)
Stock based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares